Revenue from services provided to customers - Schedule of disaggregation of investment banking revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation Of Investment Banking Revenue [Abstract]
Equity underwriting and distribution fees	¥ 52,930	¥ 45,478	¥ 18,862
Debt underwriting and distribution fees	48,383	27,456	21,145
Financial advisory fees	78,674	61,560	53,946
Other fees	32,247	38,771	19,255
Total	¥ 212,234	¥ 173,265	¥ 113,208